Summary of Significant Accounting Policies (Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Goodwill [Roll Forward]
Balance at beginning of the period	$ 5,239	$ 5,247	$ 5,179
Reallocation and exchange rate fluctuations		(8)
Acquisitions and exchange rate fluctuations	(5)
Balance at the end of the period	5,234	5,239	5,179
QVC-Domestic
Goodwill [Roll Forward]
Balance at beginning of the period		4,315
Reallocation and exchange rate fluctuations		(4,315)
QVC-International
Goodwill [Roll Forward]
Balance at beginning of the period		932
Reallocation and exchange rate fluctuations		(932)
QVC-U.S.
Goodwill [Roll Forward]
Balance at beginning of the period	4,169		4,190
Reallocation and exchange rate fluctuations		4,169
Acquisitions and exchange rate fluctuations	21
Balance at the end of the period	4,190	4,169	4,190
QVC-U.K.
Goodwill [Roll Forward]
Balance at beginning of the period	203		198
Reallocation and exchange rate fluctuations		203
Acquisitions and exchange rate fluctuations	9
Balance at the end of the period	212	203	198
QVC-Germany
Goodwill [Roll Forward]
Balance at beginning of the period	328		325
Reallocation and exchange rate fluctuations		328
Acquisitions and exchange rate fluctuations	6
Balance at the end of the period	334	328	325
QVC-Japan
Goodwill [Roll Forward]
Balance at beginning of the period	393		321
Reallocation and exchange rate fluctuations		393
Acquisitions and exchange rate fluctuations	(44)
Balance at the end of the period	349	393	321
QVC-Italy
Goodwill [Roll Forward]
Balance at beginning of the period	146		145
Reallocation and exchange rate fluctuations		146
Acquisitions and exchange rate fluctuations	3
Balance at the end of the period	$ 149	$ 146	$ 145